Consolidated statement of comprehensive income - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated statement of comprehensive income
Net profit for the year	$ 17,630,554	$ 2,737,853	$ 15,005,155
Other comprehensive income that may be reclassified to profit or loss in subsequent periods -net of taxes:
Cash flow hedge for future exports	(808,777)	(722)	238,331
Hedge of a net investment in a foreign operation	(2,871,410)	(364,343)	(61,267)
Cash flow hedge with derivative instruments	(135,666)	55,072	46,451
Foreign currency translation	5,971,549	1,569,996	8,701
Sale of joint ventures	(361,728)	0	0
Unrealized loss on equity instruments measured at fair value	1,793,968	1,260,003	232,216
Other comprehensive income that may be reclassified to profit or loss in subsequent periods -net of taxes:
Remeasurement gain (loss) on defined benefit plans	1,777,157	96,221	(1,799,829)
Other losses	0	0	(175,494)
Other comprehensive income that will not to be reclassified to profit or loss in subsequent periods -net of taxes	1,777,157	96,221	(1,975,323)
Other comprehensive income (loss) for the year, net of tax	3,571,125	1,356,224	(1,743,107)
Total comprehensive income for the year, net of tax	21,201,679	4,094,077	13,262,048
Comprehensive income attributable to:
Owners of parent	19,059,975	2,887,080	11,502,149
Non-controlling interest	2,141,704	1,206,997	1,759,899
Total comprehensive income for the year, net of tax	$ 21,201,679	$ 4,094,077	$ 13,262,048